Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
CASH FLOWS FROM OPERATING ACTIVITIES:
Net (loss) income	$ (89,624)	$ (44,800)	$ 627,002
Adjustments to reconcile net (loss) income to net cash provided by operating activities:
Depreciation and amortization	421,825	424,913	373,862
Provision for impairment losses on real estate development assets			91,138
Provision for operating real estate impairment losses	352	2,329
Equity in losses of unconsolidated real estate partnerships	23,112	11,401	4,736
Gain on dispositions of unconsolidated real estate and other	(10,675)	(21,570)	(97,403)
Income tax benefit	(18,328)	(17,487)	(56,574)
Stock-based compensation expense	7,331	6,666	13,833
Amortization of deferred loan costs and other	9,742	10,399	9,432
Distributions of earnings from unconsolidated entities	1,231	4,893	14,619
Discontinued operations:
Depreciation and amortization	15,008	70,655	141,686
Gain on disposition of real estate	(94,901)	(221,770)	(800,270)
Other adjustments to income from discontinued operations	20,105	52,531	70,585
Changes in operating assets and operating liabilities:
Accounts receivable	25,561	27,067	4,848
Other assets	16,567	18,954	75,211
Accounts payable, accrued liabilities and other	(69,806)	(90,369)	(32,337)
Total adjustments	347,124	278,612	(186,634)
Net cash provided by operating activities	257,500	233,812	440,368
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of real estate			(112,655)
Capital expenditures	(178,929)	(300,344)	(665,233)
Proceeds from dispositions of real estate	218,571	875,931	2,060,344
Proceeds from sale of interests and distributions from real estate partnerships	19,707	25,067	94,277
Purchases of partnership interests and other assets	(9,399)	(6,842)	(28,121)
Originations of notes receivable	(1,190)	(5,778)	(6,911)
Proceeds from repayment of notes receivable	5,699	5,264	8,929
Net increase in cash from consolidation and deconsolidation of entities	13,128	98	241
Other investing activities	18,788	36,858	(6,002)
Net cash provided by investing activities	86,375	630,254	1,344,869
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from property loans	449,384	772,443	949,549
Principal repayments on property loans	(426,662)	(1,076,318)	(1,291,543)
Proceeds from tax-exempt bond financing		15,727	50,100
Principal repayments on tax-exempt bond financing	(66,466)	(157,862)	(217,361)
Payments on term loans	(90,000)	(310,000)	(75,000)
(Payments on) proceeds from other borrowings	(13,469)	(40,085)	21,367
Proceeds from issuance of preferred stock	96,110
Proceeds from issuance of Common Stock	14,350
Repurchases and redemptions of preferred stock	(108,000)	(4,200)	(24,840)
Repurchases of Class A Common Stock			(502,296)
Proceeds from Class A Common Stock option exercises	1,806		481
Payment of Class A Common Stock dividends	(46,729)	(95,335)	(212,286)
Payment of preferred stock dividends	(53,435)	(52,215)	(55,215)
Payment of distributions to noncontrolling interests	(54,557)	(120,361)	(330,582)
Other financing activities	(16,142)	(14,276)	(8,396)
Net cash used in financing activities	(313,810)	(1,082,482)	(1,696,022)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	30,065	(218,416)	89,215
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	81,260	299,676	210,461
CASH AND CASH EQUIVALENTS AT END OF YEAR	111,325	81,260	299,676
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid	311,432	348,341	434,645
Cash paid for income taxes	1,899	4,560	13,780
Non-cash transactions associated with the disposition of real estate:
Secured debt assumed in connection with the disposition of real estate	157,629	314,265	157,394
Issuance of notes receivable in connection with the disposition of real estate	4,544	3,605	10,372
Non-cash transactions associated with consolidation and deconsolidation of real estate partnerships:
Real estate, net	80,629	6,058	25,830
Investments in and notes receivable primarily from affiliated entities	41,903	4,326	4,497
Restricted cash and other assets	3,290	(1,682)	5,483
Non-recourse debt	61,211	2,031	22,036
Noncontrolling interests in consolidated real estate partnerships	57,099	2,225	11,896
Accounts payable, accrued and other liabilities	20,640	4,544	2,124
Other non-cash transactions:
Redemption of common OP Units for Class A Common Stock		7,085	4,182
Cancellation of notes receivable from officers for Class A Common Stock purchases	(251)	(1,452)	(385)
Common Stock issued pursuant to special dividends (Note 11)		(148,746)	(487,477)
Issuance of common OP Units for acquisition of noncontrolling interests in consolidated real estate partnerships (Note 3)	$ 6,854